UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2019

Date of reporting period:	2/28/2019

Item 1 – Reports to Stockholders

PGIM CALIFORNIA MUNI INCOME FUND

(Formerly known as Prudential California Muni Income Fund)

SEMIANNUAL REPORT

FEBRUARY 28, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant

PGIM California Muni Income Fund	3

financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of

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Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

LR1094

- Not part of the Semiannual Report -

PGIM California Muni Income Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM California Muni Income Fund informative and useful. The report covers performance for the six-month period ended February 28, 2019.

We have important information to share with you. Effective June 11, 2018,

Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM California Muni Income Fund

April 15, 2019

*The Prudential Day One Funds did not change their names.

PGIM California Muni Income Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 2/28/19 (without sales charges)	Average Annual Total Returns as of 2/28/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception
Class A	1.08	–1.22	2.38	4.31	—
Class B	0.84	–2.60	2.71	4.43	—
Class C	0.69	1.08	2.44	4.00	—
Class Z	1.17	3.10	3.47	5.00	—
Class R6**	1.24	3.47	N/A	N/A	2.19 (10/26/17)
Bloomberg Barclays Municipal Bond Index
	2.34	4.13	3.44	4.55	—
Bloomberg Barclays California Municipal Bond Index
	1.83	3.85	3.48	4.96	—
Lipper California Municipal Debt Funds Average
	1.22	3.23	3.75	5.26	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6**
Maximum initial sales charge	4.00% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	0.50%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

Bloomberg Barclays Municipal Bond Index—The Bloomberg Barclays Municipal Bond Index is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. The cumulative total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 2.33%.

Bloomberg Barclays California Municipal Bond Index—The Bloomberg Barclays California Municipal Bond Index is an unmanaged index of long-term investment-grade California municipal bonds. It gives a broad look at how long-term investment-grade California municipal bonds have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 2.12%.

Lipper California Municipal Debt Funds Average—The Lipper California Municipal Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper California Municipal Debt Funds universe for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in California. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 1.87%.

PGIM California Muni Income Fund	9

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 2/28/19 (%)
AAA	5.0
AA	45.6
A	20.9
BBB	15.5
BB	2.4
B	0.3
CC	0.4
Not Rated	8.9
Cash/Cash Equivalents	1.1
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distributions and Yields as of 2/28/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			37.0%	40.8%		37.0%	40.8%
Class A	0.17	1.97	3.61	3.84	1.97	3.61	3.84
Class B	0.15	1.56	2.86	3.04	1.14	2.09	2.22
Class C	0.13	1.26	2.31	2.45	1.26	2.31	2.45
Class Z	0.18	2.23	4.08	4.34	2.23	4.08	4.34
Class R6****	0.19	2.27	4.16	4.42	1.26	2.31	2.45

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. Some investors may be subject to the federal alternative minimum tax (AMT). Taxable equivalent yields reflect federal and applicable state tax rates.

****Formerly known as Class Q shares.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

PGIM California Muni Income Fund	11

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM California Muni Income Fund		Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,010.80	0.93%	$4.64
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
Class B	Actual	$1,000.00	$1,008.40	1.42%	$7.07
	Hypothetical	$1,000.00	$1,017.75	1.42%	$7.10
Class C	Actual	$1,000.00	$1,006.90	1.72%	$8.56
	Hypothetical	$1,000.00	$1,016.27	1.72%	$8.60
Class Z	Actual	$1,000.00	$1,011.70	0.73%	$3.64
	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66
Class R6**	Actual	$1,000.00	$1,012.40	0.70%	$3.49
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2019, and divided by the 365 days in the Fund's fiscal year ending August 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.0%

MUNICIPAL BONDS
Abag Fin. Auth. For Nonprofit Corp. Rev.,
Episcopal Senior Communities, Rfdg.	6.125%	07/01/41	475	$509,295
Sharp Healthcare, Series A	5.000	08/01/43	2,000	2,181,240
Alameda Corridor Trans. Auth. Rev., Sub. Lien, Series B, Rfdg.	5.000	10/01/34	2,150	2,394,347
Alameda Corridor Transn. Auth. Rev., Sub. Lien, Series B, Rfdg.	5.000	10/01/37	1,500	1,652,070
Anaheim Calif. Pub. Fin. Auth. Rev., Series A, Rfdg.	5.000	05/01/39	1,000	1,108,380
Bay Area Toll Auth. Rev.,
Series F-1	5.000	04/01/56	1,000	1,114,540
Series F-1, Rfdg.	5.000	04/01/54	1,000	1,089,710
California Cnty. Tob. Secur. Agcy. Rev.,
Asset-Bkd.	5.450	06/01/28	500	507,510
Tob. Conv. Bonds, LA Cnty. Series B (Converted to Fixed on 12/01/10)	5.250	06/01/21	1,160	1,176,078
Tob. Conv. Bonds, Series B (Converted to Fixed on 12/01/08)	5.100	06/01/28	1,035	1,035,217
California Edl. Facs. Auth. Rev.,
Loyola Marymount Univ., Series A	5.125	10/01/40	1,000	1,017,990
Pepperdine Univ., Rfdg.	5.000	10/01/49	2,000	2,243,340
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,000	1,156,410
Kaiser Permanente, Sub., Series A-2	4.000	11/01/44	3,045	3,110,559
Providence Hlth., Series B	5.500	10/01/39	1,500	1,532,190
Scripps Hlth., Series A	5.000	11/15/36	1,200	1,228,740
Scripps Hlth., Series A	5.000	11/15/40	1,000	1,076,170
St. Joseph Hlth. Sys., Series A	5.750	07/01/39	1,000	1,012,870
Stanford Healthcare, Series A, Rfdg.	5.000	08/15/54	1,000	1,103,390
Stanford Hosp., Series A-3, Rfdg. (Pre-refunded date 11/15/21)(ee)	5.500	11/15/40	500	553,505
Sutter Hlth., Series A, Rfdg.	5.000	08/15/43	1,500	1,655,580
Sutter Hlth., Series D, Rfdg.	5.250	08/15/31	1,000	1,083,030
California Muni. Fin. Auth. Rev.,
Amern. Heritage Ed., Series A, Rfdg.	4.000	06/01/26	480	500,462
CHF-Davis I, LLC-West Village Proj.	5.000	05/15/51	1,000	1,087,240
Series A, 144A	5.500	06/01/48	250	259,340
Sr. Lien-LINXS APM Proj., Series A, AMT	5.000	12/31/43	1,500	1,660,890
Sr. Lien-LINXS APM Proj., Series A, AMT	5.000	12/31/47	2,500	2,756,100
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
Amern. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	1,250	1,314,425
Green Bond-Calplant I Proj., AMT, 144A	7.000	07/01/22	250	257,603
Green Bond-Calplant I Proj., AMT, 144A	8.000	07/01/39	500	533,340

See Notes to Financial Statements.

PGIM California Muni Income Fund	13

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., (cont’d.)
Var. Exxonmobil Proj., Rfdg.	1.570	%(cc)	12/01/29	2,400	$2,400,000
California Pub. Fin. Auth. Rev., Sharp Healthcare, Series A	4.000		08/01/47	1,725	1,768,470
California Sch. Fin. Auth. Chrt. Sch. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000		07/01/45	1,000	1,064,700
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000		07/01/26	300	320,991
Aspire Pub. Schs., Series A, Rfdg., 144A	5.000		08/01/40	2,000	2,136,340
Aspire Pub. Schs., Series A, Rfdg., 144A	5.000		08/01/46	1,000	1,062,810
Green Dot Pub. Sch. Proj., Series A, 144A	5.000		08/01/45	610	649,839
Kipp. LA. Proj., Series A, 144A	5.000		07/01/45	1,000	1,067,020
Kipp. LA. Proj., Series A, 144A	5.000		07/01/47	1,000	1,083,090
Summit Pub. Schs., 144A	5.000		06/01/47	1,000	1,072,460
California St.,
GO	5.000		03/01/45	2,000	2,218,060
GO	5.000		08/01/46	1,500	1,690,185
GO	5.250		11/01/40	750	787,410
GO, Rfdg.	5.000		08/01/45	1,500	1,674,405
Unrefunded Balance, GO	5.500		04/01/30	5	5,014
Var. Purp., GO	5.000		09/01/41	5,000	5,354,200
Var. Purp., GO	5.000		10/01/41	1,250	1,341,388
Var. Purp., GO	5.000		10/01/47	2,000	2,241,400
Var. Purp., GO	5.250		04/01/35	1,250	1,364,900
Var. Purp., GO	5.500		11/01/39	1,000	1,024,680
Var. Purp., GO	5.500		03/01/40	2,000	2,064,580
Var. Purp., GO	6.000		03/01/33	2,750	2,868,580
Var. Purp., GO	6.000		04/01/38	1,940	1,946,266
Var. Purp., GO	6.000		11/01/39	1,500	1,542,510
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Projs., Series D	5.000		12/01/31	1,000	1,081,000
California St. Univ. Rev., Series A, Systemwide	5.000		11/01/37	1,250	1,349,288
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250		11/01/44	250	260,528
Cottage Hlth.	5.000		11/01/40	1,000	1,040,010
Green Marin General Hosp. Proj., Series A	4.000		08/01/45	1,250	1,258,088
John Muir Hlth, Series A, Rfdg.	5.000		12/01/53	950	1,056,457
Loma Linda Univ. Med. Ctr., Series A	5.250		12/01/44	1,085	1,155,731
Loma Linda Univ. Med. Ctr., Series A, 144A	5.250		12/01/56	1,000	1,062,440
Loma Linda Univ. Med. Ctr., Series A, 144A	5.500		12/01/58	500	546,070
Methodist Hosp. of Southern CA Proj.	5.000		01/01/48	1,975	2,144,929
Polytechnic Sch.	5.000		12/01/34	2,000	2,046,280
Presbyterian Homes, 144A	7.250		11/15/41	500	516,145
Spl. Tax No. 97-1, CABS	7.249	(s)	09/01/22	1,025	840,131

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
California Statewide Cmntys. Dev. Auth. Rev., (cont’d.)
Sutter Hlth., Series A (Pre-refunded date 08/15/20)(ee)	6.000%		08/15/42	2,000	$2,128,640
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas, Series D, Rmkt.	5.875		01/01/34	1,000	1,007,720
Chula Vista Muni. Fing. Auth., Spt.Tax Rfdg.	5.000		09/01/21	500	538,710
City of La Verne CA, Brethren Hillcrest Homes, COP, Rfdg.	5.000		05/15/36	1,250	1,294,675
Fontana Spl. Tax, Cmnty. Facs. Dist. #22 Sierra Hills, Rfdg.	5.000		09/01/34	500	539,250
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg.	5.000		06/01/27	680	784,523
Series A-1, Rfdg.	5.000		06/01/28	1,215	1,391,211
Series A-1, Rfdg.	5.000		06/01/29	1,250	1,419,563
Series A-1, Rfdg.	5.250		06/01/47	500	500,845
Guam Intl. Arpt. Auth. Rev., Series C, AMT	6.375		10/01/43	500	569,370
Inland Vlly. Dev. Agcy., Tax Alloc., Series A, Rfdg.	5.000		09/01/44	500	547,225
Jurupa Pub. Fing. Auth., Series A, Rfdg.	5.000		09/01/42	1,250	1,391,450
La Mesa-Spring Vly. Sch. Dist., GO, Election of 2002, Series B, CABS, NATL	5.029	(s)	08/01/23	2,000	1,823,520
Lincoln Pub. Fing., Auth. Spl. Assmt., Twelve Bridges Sub. Dist., Series B	6.000		09/02/27	1,000	1,094,750
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000		11/15/35	2,510	3,001,809
Series A	5.500		11/15/30	1,375	1,711,421
Series A	5.500		11/15/32	440	548,077
Los Angeles Calif. Dept. Arpts. Rev.,
Series A	5.000		05/15/34	1,000	1,006,640
Series A, AMT	5.000		05/15/38	2,500	2,734,500
Series A, AMT	5.250		05/15/48	1,000	1,146,300
Series A, AMT, Rfdg.	4.000		05/15/44	1,000	1,022,640
Series A, AMT, Rfdg.	5.000		05/15/43	1,000	1,137,610
Los Angeles Cnty. Regional Fing. Auth. Rev., Montecedro, Inc. Proj., Series A	5.000		11/15/44	1,250	1,373,300
Los Angeles Dept. of Wtr. Rev.,
Wtr. Sys., Series A	4.000		06/01/42	1,500	1,556,835
Wtr. Sys., Series B	5.000		07/01/34	2,500	2,803,500
Metro. Wtr. Dist. of Southern Calif. Rev., Unrefunded Balance, Series A	5.750		07/01/21	1,940	2,021,538
M-S-R Energy Auth. Rev., Series A	6.500		11/01/39	1,000	1,392,310

See Notes to Financial Statements.

PGIM California Muni Income Fund	15

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Northern Calif. Transmission Agy. Rev., Calif.- Oregon Proj., Series A, Rfdg.	5.000%		05/01/39	750	$849,510
Orange Cnty. Cmnty. Facs. Dist. Spl. Tax,
No. 2015-1 Esencia Vlg., Series A	5.250		08/15/45	2,200	2,383,458
No. 2017-1 Esencia Vlg., Series A	5.000		08/15/47	1,500	1,620,690
Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000		08/15/29	1,000	1,128,900
Palomar Pomerado Healthcare Dist., COP (Pre-refunded date 11/01/20)(ee)	6.000		11/01/41	1,200	1,287,264
Pittsburg Redev. Agy. Tax Alloc. Rev., Sub., Series A, Rfdg., AGM	5.000		09/01/29	1,750	2,039,047
Pittsburg Success Agy. Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	6.990	(s)	08/01/26	1,375	1,122,701
Port of Oakland Rev.,
Series O, Rfdg., AMT	5.125		05/01/30	1,000	1,060,090
Sr. Lien., Series P, Rfdg., AMT	5.000		05/01/33	1,750	1,888,320
Poway Uni. Sch. Dist. Pub. Fing. Auth., Spl. Tax Series A, Rfdg.	5.000		09/01/35	1,000	1,075,610
Puerto Rico Comnwlth. Aqu. & Sew. Auth.,
Aqueduct & Swr. Auth. Rev., Sr. Lien, Series A, Rfdg.	5.750		07/01/37	390	388,050
Aqueduct & Swr. Auth. Rev., Sr. Lien, Series A, Rfdg.	6.000		07/01/47	325	325,813
Puerto Rico Sales Tax Fing. Corp. Rev.,
Series A-1, CABS	3.558	(s)	07/01/24	500	414,155
Series A-1, CABS	4.201	(s)	07/01/27	1,000	725,550
Rancho Cucamonga Redev. Agy. Successor Agy. Tax Alloc., Rancho Redev. Proj. Area, AGM	5.000		09/01/32	450	512,226
Redding Elec. Sys. Rev., RIBS,
NATL, ETM, Rfdg.(ee)(e)	8.358	(cc)	07/01/22	975	1,130,240
NATL, ETM, Rfdg., Linked SAVRS(ee)	6.368		07/01/22	35	37,786
Riverside Cnty. Infrast. Fing. Auth. Rev., Series A, Rfdg.	4.000		11/01/37	1,250	1,307,925
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250		11/01/45	1,000	1,158,600
Riverside Cnty. Trans. Commission Rev., Sr. Lien, Series A	5.750		06/01/44	500	544,575
Roseville Spl. Tax,
WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000		09/01/37	500	537,205
Sacramento Area Flood Control Agy. Spl. Assessment, Series A, Rfdg.	5.000		10/01/41	1,000	1,135,530
Sacramento Cnty. Arpts. Sys. Rev., Series C, Rfdg., AMT	5.000		07/01/39	1,000	1,137,300

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev.,
Cmnty. Facs. Dist. #2004-1, Mcclellan Park, Rfdg.	5.000%		09/01/40	1,085	$1,170,574
Var.-Regl., Series B, NATL, 3 Month LIBOR + 0.530%	2.365	(c)	12/01/35	1,000	976,730
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys.	7.500		12/01/41	500	544,940
Cmnty. Mem. Hlth. Sys.	8.000		12/01/26	500	569,485
San Diego Cmnty. College Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000		08/01/41	1,500	1,627,800
San Diego Cnty. Regl. Arpt. Auth. Rev., Sr. Series B, AMT	5.000		07/01/43	2,000	2,174,440
San Diego Pub. Facs. Fing. Auth. Rev., Cap. Impt. Projs., Series A	5.000		10/15/44	1,000	1,143,370
San Francisco City & Cnty. Arpts. Comm. Rev.,
Second Series A, AMT	5.250		05/01/33	500	553,510
Second Series A, Rfdg., AMT	5.000		05/01/31	1,000	1,079,360
Second Series A, Rfdg., AMT	5.000		01/01/47	1,000	1,122,140
Second Series C, Rfdg., AMT	5.000		05/01/25	1,555	1,653,183
Second Series F, Rfdg., AMT	5.000		05/01/28	1,000	1,061,610
Series A, Rfdg., AMT	5.000		05/01/49	1,500	1,691,385
San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	6.500		09/01/25	2,160	2,163,218
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625		09/01/36	325	348,793
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	4.980	(s)	08/01/29	1,250	924,063
Santa Monica Cmnty. College Dist. Election of 2002, Series A, GO, NATL	7.753	(s)	08/01/28	1,055	833,091
South Bayside Wste. Mgmt. Auth., Rev., Solid Waste Enterprise Shoreway Environmental, Series A	6.000		09/01/36	500	510,255
Southern Calif. Pub. Pwr. Auth. Nat. Gas Proj., No.1, Series A, 3 Month LIBOR + 1.470%	3.303	(c)	11/01/38	2,000	1,857,880
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Series A, Rmkt.	6.250		10/01/40	700	824,187
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000		01/01/34	1,000	1,133,840

TOTAL INVESTMENTS 99.0% (cost $167,645,789)					175,280,287
Other assets in excess of liabilities 1.0%					1,718,686

NET ASSETS 100.0%					$176,998,973

See Notes to Financial Statements.

PGIM California Muni Income Fund	17

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

CABS—Capital Appreciation Bonds

COP—Certificates of Participation

ETM—Escrowed to Maturity

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

PCR—Pollution Control Revenue

Rfdg—Refunding

RIBS—Residual Interest Bonds

SAVRS—Select Auction Variable Rate Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at February 28, 2019.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
California	$—	$172,857,349	$—
Guam	—	569,370	—
Puerto Rico	—	1,853,568	—

Total	$—	$175,280,287	$—

See Notes to Financial Statements.

18

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2019 were as follows:

General Obligation	23.5%
Transportation	18.8
Healthcare	16.5
Special Tax/Assessment District	10.8
Education	9.6
Water & Sewer	5.0
Tobacco Appropriated	3.4
Pre-Refunded	3.2
Lease Backed Certificate of Participation	2.6
Corporate Backed IDB & PCR	2.5
Power	1.8%
Development	0.6
Tobacco	0.4
Solid Waste/Resource Recovery	0.3

99.0
Other assets in excess of liabilities	1.0

100.0%

See Notes to Financial Statements.

PGIM California Muni Income Fund	19

Statement of Assets & Liabilities (unaudited)

as of February 28, 2019

Assets
Unaffiliated investments (cost $167,645,789)	$175,280,287
Cash	45,960
Receivable for investments sold	2,351,815
Interest receivable	2,198,541
Receivable for Fund shares sold	18,320
Prepaid expenses	981

Total Assets	179,895,904

Liabilities
Payable for investments purchased	2,147,493
Payable for Fund shares reacquired	521,028
Accrued expenses and other liabilities	74,751
Management fee payable	65,374
Dividends payable	42,490
Distribution fee payable	41,469
Affiliated transfer agent fee payable	4,326

Total Liabilities	2,896,931

Net Assets	$176,998,973

Net assets were comprised of:
Shares of beneficial interest, at par	$170,179
Paid-in capital in excess of par	170,980,510
Total distributable earnings (loss)	5,848,284

Net assets, February 28, 2019	$176,998,973

See Notes to Financial Statements.

20

Class A
Net asset value and redemption price per share, ($110,232,286 ÷ 10,598,482 shares of beneficial interest issued and outstanding)	$10.40
Maximum sales charge (4.00% of offering price)	0.43

Maximum offering price to public	$10.83

Class B
Net asset value, offering price and redemption price per share,
($2,410,616 ÷ 231,795 shares of beneficial interest issued and outstanding)	$10.40

Class C
Net asset value, offering price and redemption price per share,
($25,427,083 ÷ 2,444,919 shares of beneficial interest issued and outstanding)	$10.40

Class Z
Net asset value, offering price and redemption price per share,
($37,211,896 ÷ 3,577,646 shares of beneficial interest issued and outstanding)	$10.40

Class R6
Net asset value, offering price and redemption price per share,
($1,717,092 ÷ 165,093 shares of beneficial interest issued and outstanding)	$10.40

See Notes to Financial Statements.

PGIM California Muni Income Fund	21

Statement of Operations (unaudited)

Six Months Ended February 28, 2019

Net Investment Income (Loss)
Income
Interest income	$3,800,387

Expenses
Management fee	447,160
Distribution fee(a)	275,581
Transfer agent’s fees and expenses (including affiliated expense of $10,427)(a)	51,743
Custodian and accounting fees	38,465
Registration fees(a)	38,344
Audit fee	19,615
Legal fees and expenses	17,664
Shareholders’ reports	14,621
Trustees’ fees	7,498
Miscellaneous	6,964

Total expenses	917,655
Less: Fee waiver and/or expense reimbursement(a)	(12,306)
Custodian fee credit	(2,314)

Net expenses	903,035

Net investment income (loss)	2,897,352

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(242,533)
Futures transactions	1,789

(240,744)

Net change in unrealized appreciation (depreciation) on investments	(1,095,223)

Net gain (loss) on investment transactions	(1,335,967)

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,561,385

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	134,942	6,510	134,129	—	—
Transfer agent’s fees and expenses	26,402	1,295	7,117	16,897	32
Registration fees	7,683	7,632	7,657	7,752	7,620
Fee waiver and/or expense reimbursement	—	(4,943)	—	—	(7,363)

See Notes to Financial Statements.

22

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$2,897,352	$6,736,777
Net realized gain (loss) on investment transactions		(240,744)	442,936
Net change in unrealized appreciation (depreciation) on investments		(1,095,223)	(5,656,803)

Net increase (decrease) in net assets resulting from operations		1,561,385	1,522,910

Dividends and Distributions
Distributions from distributable earnings*
Class A		(1,829,442)	—
Class B		(37,648)	—
Class C		(347,463)	—
Class Z		(724,399)	—
Class R6		(13,894)	—

		(2,952,846)	—

Dividends from net investment income*
Class A			(3,963,551)
Class B			(99,601)
Class C			(817,630)
Class Z			(2,008,106)
Class R6			(3,626)

		*	(6,892,514)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold		16,247,952	36,921,552
Net asset value of shares issued in reinvestment of dividends and distributions		2,608,840	6,209,674
Cost of shares reacquired		(45,971,310)	(39,277,259)

Net increase (decrease) in net assets from Fund share transactions		(27,114,518)	3,853,967

Total increase (decrease)		(28,505,979)	(1,515,637)

Net Assets:
Beginning of period		205,504,952	207,020,589

End of period(a)		$176,998,973	$205,504,952

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$593,797

*	For the period ended February 28, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

PGIM California Muni Income Fund	23

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 6 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company and currently consists of one fund, known as the PGIM California Muni Income Fund (the “Fund”).

The investment objective of the Fund is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

24

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

PGIM California Muni Income Fund	25

Notes to Financial Statements (unaudited) (continued)

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (‘restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “Illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund invested in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

26

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to and including $1 billion

PGIM California Muni Income Fund	27

Notes to Financial Statements (unaudited) (continued)

and 0.45% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.50% for the six months ended February 28, 2019.

The Manager has contractually agreed, through December 31, 2019, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.42% of average daily net assets for Class B shares, and 0.70% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agreeds to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 0.50% and 1% of the average daily net assets of the Class A , Class B and Class C shares, respectively.

PIMS has advised the Fund that it received $29,118 in front-end sales charges resulting from sales of Class A shares during the reporting period ended February 28, 2019. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the reporting period ended February 28, 2019, it received $1,076 and $12 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

28

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2019, were $64,729,868 and $92,641,613, respectively.

For the reporting period ended February 28, 2019, the Fund’s purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

	Purchases	Sales	Realized Gain
PGIM California Muni Income Fund	$1,000,748	$700,000	$—

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2019 were as follows:

Tax Basis	$167,519,697

Gross Unrealized Appreciation	7,969,759
Gross Unrealized Depreciation	(209,169)

Net Unrealized Appreciation	$7,760,590

The book basis may differ from tax basis due to certain tax-related adjustments.

PGIM California Muni Income Fund	29

Notes to Financial Statements (unaudited) (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after September 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of August 31, 2018, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$1,271,000

Pre-Enactment Losses:
Expiring 2019	$926,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.00%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

30

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund is permitted to issue an unlimited number of full and fractional shares in separate series, currently designated as the PGIM California Muni Income Fund. The PGIM California Muni Income Fund is authorized to issue an unlimited number of shares, divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6. The Trust has authorized an unlimited number of shares of beneficial interest at $0.01 par value per share.

As of February 28, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 990 Class R6 shares of the Fund. At reporting period end, four shareholders of record, each holding greater than 5% of the Fund, held 54% of the Fund’s outstanding shares.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 28, 2019:
Shares sold	702,326	$7,257,513
Shares issued in reinvestment of dividends and distributions	153,121	1,582,301
Shares reacquired	(1,198,202)	(12,354,830)

Net increase (decrease) in shares outstanding before conversion	(342,755)	(3,515,016)
Shares issued upon conversion from other share class(es)	101,116	1,044,303
Shares reacquired upon conversion into other share class(es)	(20,464)	(210,130)

Net increase (decrease) in shares outstanding	(262,103)	$(2,680,843)

Year ended August 31, 2018:
Shares sold	1,039,990	$10,951,074
Shares issued in reinvestment of dividends and distributions	332,426	3,497,940
Shares reacquired	(1,559,308)	(16,414,207)

Net increase (decrease) in shares outstanding before conversion	(186,892)	(1,965,193)
Shares issued upon conversion from other share class(es)	105,540	1,110,726
Shares reacquired upon conversion into other share class(es)	(115,437)	(1,211,614)

Net increase (decrease) in shares outstanding	(196,789)	$(2,066,081)

Class B
Six months ended February 28, 2019:
Shares sold	64	$650
Shares issued in reinvestment of dividends and distributions	3,107	32,105
Shares reacquired	(13,527)	(140,314)

Net increase (decrease) in shares outstanding before conversion	(10,356)	(107,559)
Shares reacquired upon conversion into other share class(es)	(48,843)	(506,451)

Net increase (decrease) in shares outstanding	(59,199)	$(614,010)

Year ended August 31, 2018:
Shares sold	345	$3,644
Shares issued in reinvestment of dividends and distributions	7,813	82,244
Shares reacquired	(55,053)	(581,764)

Net increase (decrease) in shares outstanding before conversion	(46,895)	(495,876)
Shares reacquired upon conversion into other share class(es)	(40,690)	(431,093)

Net increase (decrease) in shares outstanding	(87,585)	$(926,969)

PGIM California Muni Income Fund	31

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended February 28, 2019:
Shares sold	46,254	$478,345
Shares issued in reinvestment of dividends and distributions	29,131	300,987
Shares reacquired	(387,395)	(3,998,176)

Net increase (decrease) in shares outstanding before conversion	(312,010)	(3,218,844)
Shares reacquired upon conversion into other share class(es)	(82,834)	(853,977)

Net increase (decrease) in shares outstanding	(394,844)	$(4,072,821)

Year ended August 31, 2018:
Shares sold	314,975	$3,330,085
Shares issued in reinvestment of dividends and distributions	67,987	715,475
Shares reacquired	(566,056)	(5,968,093)

Net increase (decrease) in shares outstanding before conversion	(183,094)	(1,922,533)
Shares reacquired upon conversion into other share class(es)	(47,805)	(504,667)

Net increase (decrease) in shares outstanding	(230,899)	$(2,427,200)

Class Z
Six months ended February 28, 2019:
Shares sold	695,544	$7,193,938
Shares issued in reinvestment of dividends and distributions	65,781	679,684
Shares reacquired	(2,852,246)	(29,401,964)

Net increase (decrease) in shares outstanding before conversion	(2,090,921)	(21,528,342)
Shares issued upon conversion from other share class(es)	56,797	585,538
Shares reacquired upon conversion into other share class(es)	(5,772)	(59,283)

Net increase (decrease) in shares outstanding	(2,039,896)	$(21,002,087)

Year ended August 31, 2018:
Shares sold	2,101,363	$22,178,502
Shares issued in reinvestment of dividends and distributions	181,595	1,910,258
Shares reacquired	(1,548,182)	(16,311,649)

Net increase (decrease) in shares outstanding before conversion	734,776	7,777,111
Shares issued upon conversion from other share class(es)	143,851	1,513,312
Shares reacquired upon conversion into other share class(es)	(45,459)	(476,664)

Net increase (decrease) in shares outstanding	833,168	$8,813,759

Class R6
Six months ended February 28, 2019:
Shares sold	127,121	$1,317,506
Shares issued in reinvestment of dividends and distributions	1,329	13,763
Shares reacquired	(7,369)	(76,026)

Net increase (decrease) in shares outstanding	121,081	$1,255,243

Period ended August 31, 2018*:
Shares sold	43,800	$458,247
Shares issued in reinvestment of dividends and distributions	359	3,757
Shares reacquired	(147)	(1,546)

Net increase (decrease) in shares outstanding	44,012	$460,458

*	Commencement of operations was October 26, 2017.

32

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

California Municipal Bonds Risk: Because the Fund will concentrate its investments in California obligations, the Fund is more susceptible to economic, political and other developments that may adversely affect issuers of California obligations than a municipal bond fund that is not as geographically concentrated. These developments may include state or local legislation or policy changes, voter-passed initiatives, erosion of the tax base or reduction in revenues of the State or one or more local governments, the effects of terrorist acts or the threat of terrorist acts, the effects of possible natural disasters, or other economic or credit problems affecting the State generally or any individual locality. By way of

PGIM California Muni Income Fund	33

Notes to Financial Statements (unaudited) (continued)

illustration, although California has a relatively diversified economy, California has concentrations in the computer services, software design, motion pictures and high technology manufacturing industries. The Fund, therefore, may be more susceptible to developments affecting those industries than a municipal bond fund that invests in obligations of several states. This example illustrates just one of the risks of investing in California obligations.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the Subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or

34

guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM California Muni Income Fund	35

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2019(a)		2018(a)	2017(a)	2016(a)	2015	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.46		$10.73	$11.13	$10.74	$10.89	$10.18
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.35	0.36	0.39	0.42	0.43
Net realized and unrealized gain (loss) on investment transactions	(0.06)		(0.26)	(0.40)	0.38	(0.14)	0.74
Total from investment operations	0.11		0.09	(0.04)	0.77	0.28	1.17
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.36)	(0.36)	(0.38)	(0.43)	(0.46)
Net asset value, end of period	$10.40		$10.46	$10.73	$11.13	$10.74	$10.89
Total Return(b):	1.08%		0.88%	(0.29)%	7.32%	2.54%	11.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$110,232		$113,565	$118,662	$134,563	$129,942	$143,019
Average net assets (000)	$108,846		$116,599	$121,336	$130,998	$140,055	$141,409
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.93%	(e)	0.90%	0.93%	0.92%	0.94%	0.93%
Expenses before waivers and/or expense reimbursement	0.93%	(e)	0.90%	0.93%	0.92%	0.97%	0.98%
Net investment income (loss)	3.33%	(e)	3.32%	3.40%	3.56%	3.80%	4.07%
Portfolio turnover rate(f)(g)	36%		37%	44%	22%	13%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

36

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2019(a)		2018(a)	2017(a)	2016(a)	2015	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.46		$10.73	$11.13	$10.74	$10.89	$10.18
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.30	0.34	0.36	0.40	0.41
Net realized and unrealized gain (loss) on investment transactions	(0.06)		(0.26)	(0.41)	0.39	(0.15)	0.73
Total from investment operations	0.09		0.04	(0.07)	0.75	0.25	1.14
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.31)	(0.33)	(0.36)	(0.40)	(0.43)
Net asset value, end of period	$10.40		$10.46	$10.73	$11.13	$10.74	$10.89
Total Return(b):	0.84%		0.35%	(0.53)%	7.07%	2.29%	11.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,411		$3,043	$4,062	$4,835	$5,217	$6,568
Average net assets (000)	$2,626		$3,451	$4,264	$5,015	$6,041	$6,480
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.42%	(d)	1.42%	1.18%	1.17%	1.19%	1.18%
Expenses before waivers and/or expense reimbursement	1.80%	(d)	1.61%	1.18%	1.17%	1.19%	1.18%
Net investment income (loss)	2.83%	(d)	2.80%	3.15%	3.32%	3.55%	3.81%
Portfolio turnover rate(e)(f)	36%		37%	44%	22%	13%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM California Muni Income Fund	37

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2019(a)		2018(a)	2017(a)	2016(a)	2015	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.46		$10.73	$11.14	$10.74	$10.89	$10.18
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.27	0.28	0.31	0.33	0.35
Net realized and unrealized gain (loss) on investment transactions	(0.06)		(0.26)	(0.41)	0.39	(0.13)	0.74
Total from investment operations	0.07		0.01	(0.13)	0.70	0.20	1.09
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.28)	(0.28)	(0.30)	(0.35)	(0.38)
Net asset value, end of period	$10.40		$10.46	$10.73	$11.14	$10.74	$10.89
Total Return(b):	0.69%		0.08%	(1.11)%	6.63%	1.79%	10.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,427		$29,692	$32,950	$41,694	$28,973	$23,365
Average net assets (000)	$27,048		$31,344	$35,933	$35,029	$26,988	$21,725
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.72%	(d)	1.69%	1.68%	1.67%	1.69%	1.68%
Expenses before waivers and/or expense reimbursement	1.72%	(d)	1.69%	1.68%	1.67%	1.69%	1.68%
Net investment income (loss)	2.53%	(d)	2.53%	2.64%	2.80%	3.05%	3.31%
Portfolio turnover rate(e)(f)	36%		37%	44%	22%	13%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

38

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2019(a)		2018(a)	2017(a)	2016(a)	2015	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.46		$10.73	$11.14	$10.75	$10.90	$10.18
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.37	0.39	0.42	0.44	0.46
Net realized and unrealized gain (loss) on investment transactions	(0.06)		(0.26)	(0.41)	0.38	(0.14)	0.74
Total from investment operations	0.12		0.11	(0.02)	0.80	0.30	1.20
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.38)	(0.39)	(0.41)	(0.45)	(0.48)
Net asset value, end of period	$10.40		$10.46	$10.73	$11.14	$10.75	$10.90
Total Return(b):	1.17%		1.10%	(0.10)%	7.60%	2.81%	12.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,212		$58,745	$51,347	$63,055	$51,290	$41,079
Average net assets (000)	$41,057		$55,647	$48,061	$56,172	$46,389	$35,062
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.73%	(d)	0.69%	0.68%	0.67%	0.69%	0.68%
Expenses before waivers and/or expense reimbursement	0.73%	(d)	0.69%	0.68%	0.67%	0.69%	0.68%
Net investment income (loss)	3.50%	(d)	3.54%	3.64%	3.81%	4.05%	4.30%
Portfolio turnover rate(e)(f)	36%		37%	44%	22%	13%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM California Muni Income Fund	39

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28, 2019		October 26, 2017(a) through August 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.46		$10.64
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.31
Net realized and unrealized gain (loss) on investment transactions	(0.05)		(0.13)
Total from investment operations	0.13		0.18
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.36)
Net asset value, end of period	$10.40		$10.46
Total Return(c):	1.24%		1.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,717		$460
Average net assets (000)	$769		$120
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.70%	(e)	0.69%	(e)
Expenses before waivers and/or expense reimbursement	2.63%	(e)	28.64%	(e)
Net investment income (loss)	3.60%	(e)	3.59%	(e)
Portfolio turnover rate(f)(g)	36%		37%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

40

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM California Muni Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM CALIFORNIA MUNI INCOME FUND

SHARE CLASS	A	B	C	Z	R6*
NASDAQ	PBCAX	PCAIX	PCICX	PCIZX	PCIQX
CUSIP	74440X100	74440X209	74440X308	74440X407	74440X605

*Formerly known as Class Q shares.

MF146E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 6

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 12, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 12, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	April 12, 2019